COLONIAL U.S. GOVERNMENT FUND

  Supplement to Prospectus dated
         December 29, 1994
    (Replacing Supplement dated
         August 30, 1995)

On August 18, 1995, the Trustees
approved modifications to the
wording of the Fund's investment
objective.  The Fund's present
objective is to seek as high a
level of current income as is
consistent with prudent risk by
investing exclusively in U.S.
government securities.  Effective
October 31, 1995, the Fund's
investment objective will be to
seek as high a level of current
income and total return as is
consistent with prudent risk by
investing exclusively in U.S.
government securities.  The
investment policies of the Fund
will not change.

The following is added after the
second sentence of the eighth
paragraph under How the Fund
pursues its objective:

The Fund may also engage in
so-called "mortgage dollar roll"
transactions.  In a mortgage
dollar roll, the Fund sells a
mortgage-backed security and
simultaneously enters into a
commitment to purchase a similar
security at a later date.  The
Fund either will be paid a fee by
the counterparty upon entering
into the transaction or will be
entitled to purchase the similar
security at a discount.  As with
any forward commitment, mortgage
dollar rolls involve the risk that
the counterparty will fail to
deliver the new security on the
settlement date, which may deprive
the Fund of obtaining a beneficial
investment.  In addition, the
security to be delivered in the
future may turn out to be inferior
to the security sold upon entering
into the transaction.  Finally,
the transaction costs may not
exceed the return earned by the
Fund from the transaction.

The fourth paragraph under the
caption How the Fund is managed
has been revised in its entirety
as follows:

Leslie W. Finnemore, Vice
President of the Adviser, has
managed the Fund since its
inception and various other
Colonial taxable income funds
since 1987.  Michael Bissonnette,
Vice President of the Adviser, has
co-managed the Fund since July
1995.  Mr. Bissonnette was a
Mortgage Trader of the Adviser
from August 1993 until January
1995 and an Associate Portfolio
Manager in the Government/Mortgage
Group of the Adviser from January
1995 until July 1995.  Prior to
joining the Adviser, Mr. Bissonnette
was an Actuarial Consultant and
Mortgage Trader at ITT Hartford
Insurance until 1993.

UG-XX/380B-1195   November 9, 1995